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                       NEW ENGLAND LIFE INSURANCE COMPANY

                              501 Boylston Street
                          Boston, Massachusetts 02116
                                 (617) 578-2000

                           ZENITH FLEXIBLE LIFE 2002

                        Supplement dated May 24, 2002 to
                          Prospectus dated May 8, 2002


     The following change has been made to the features of the Policy as described in the prospectus:


     The Supplemental Coverage Term Rider is not currently available under the Policy.





VL-176-02